Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000030208 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030208 | Foreign Government/Agency
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030208 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030208 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000030209 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030209 | Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030209 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030209 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030209 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030209 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030209 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030209 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030209 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030209 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000030211 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030211 | Agency Risk Transfer Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030211 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030211 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030211 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000030211 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	93.80%